Revenue Recognition - Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total product revenue					$ 43,386	$ 34,661
Ancillary revenue	$ 324	$ 117	$ 851	$ 381	1,137	1,715
Total revenues	15,535	4,754	28,697	9,451	$ 44,523	36,376
Lessor, operating lease, leasing revenues, location					Total revenues
Lessor, sales-type lease, leasing revenues, location					Total revenues
Product and service revenue
Disaggregation of Revenue [Line Items]
Total product revenue	15,211	4,637	27,846	9,070
Stepvans & vehicle incentives
Disaggregation of Revenue [Line Items]
Total product revenue	$ 13,146	$ 4,287	$ 24,731	$ 8,549	$ 41,385	31,829
Powertrains
Disaggregation of Revenue [Line Items]
Total product revenue					795	2,226
Fleet-as-a-Service
Disaggregation of Revenue [Line Items]
Total product revenue					$ 1,206	$ 606